Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,101	$ 926	$ 1,069	$ 893
Provision for credit losses
Originations	10	3	13	7
Maturities	(14)	(9)	(23)	(17)
Changes in risk, parameters and exposures	227	175	416	315
Write-offs	(201)	(159)	(460)	(301)
Recoveries	16	44	125	84
Exchange rate and other			(1)	(1)
Balance at end of period	1,139	980	1,139	980
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	188	184	203	177
Provision for credit losses
Transfers to Stage 1	138	125	275	289
Transfers to Stage 2	(27)	(22)	(55)	(42)
Transfers to Stage 3		(1)	(1)	(1)
Originations	10	3	13	7
Maturities	(1)	(1)	(2)	(2)
Changes in risk, parameters and exposures	(116)	(89)	(241)	(228)
Exchange rate and other				(1)
Balance at end of period	192	199	192	199
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	913	742	866	716
Provision for credit losses
Transfers to Stage 1	(138)	(125)	(275)	(289)
Transfers to Stage 2	27	22	55	42
Transfers to Stage 3	(118)	(98)	(226)	(192)
Maturities	(13)	(8)	(21)	(15)
Changes in risk, parameters and exposures	277	248	549	519
Exchange rate and other	(1)		(1)
Balance at end of period	947	781	947	781
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	118	99	227	193
Changes in risk, parameters and exposures	66	16	108	24
Write-offs	(201)	(159)	(460)	(301)
Recoveries	16	$ 44	$ 125	$ 84
Exchange rate and other	$ 1